STOCK-BASED PAYMENT ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED PAYMENT ARRANGEMENTS

7.	STOCK-BASED PAYMENT ARRANGEMENTS

A.	Description of stock-based payment arrangements

Stock option plan (equity-settled)

The Company maintains equity-settled stock-based compensation plans under which stock options, restricted stock units, and other stock-based awards may be granted to directors, officers, employees, agents, and other service providers, including independent contractors, of the Company.

On January 20, 2016, the Company established a stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to purchase shares in the Company. Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On February 26, 2022, the Company established an omnibus incentive plan (the “Omnibus Incentive Plan”), which was approved by shareholders on June 13, 2022. The Omnibus Incentive Plan provides for the issuance of RSUs and stock options, subject to an overall limit of up to 20% of the issued and outstanding Common Shares as of the applicable award date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity incentive plans).

On July 13, 2022, the Company adopted an amended and restated omnibus incentive plan (the “A&R Plan”), which was approved by shareholders on June 9, 2023. Under the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding options at any time was limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. The A&R Plan also authorized the issuance of up to 70,000,000 RSUs. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan. Since June 1, 2025, no further awards may be granted under the Stock Option Plan, Omnibus Incentive Plan, or A&R Plan; however, these security-based incentive compensation plans continue to govern the previously issued securities under such plans.

On April 14, 2025, the Company adopted the 2025 Stock Incentive Plan (the “2025 Plan”), which was approved by shareholders on May 30, 2025. The 2025 Plan authorizes the issuance of up to 50,000,000 Common Shares for stock-based compensation awards, and other stock-based awards. As of December 31, 2025, 38,419,871 shares remain available for issuance under the 2025 plan.

B.	Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes option pricing model. The Black-Scholes model requires management to make certain assumptions, including the expected life of the stock options, expected volatility, and risk-free interest rate. Service and non-market performance conditions attached to the awards are not considered in measuring fair value. The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2025 and December 31, 2024, were as follows:

As of
	December 31, 2025	December 31, 2024
Share price	$4.50 to $5.10	$4.31 to $6.50
Expected volatility (weighted-average)	46% to 60%	69.4% - 95%
Expected life (weighted-average)	2.46 to 3.91 years	3.9 to 10 years
Expected dividends	—%	—%
Risk-free interest rate (based on US government bonds)	4.39 - 4.45%	4.19 - 4.26%
Weighted-average grant date fair value	$4.73	$5.28

Expected volatility has been based on an evaluation of historical volatility of the Company’s share price.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

C.	Reconciliation of outstanding stock-options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	December 31, 2025		December 31, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	14,991	$1.09	21,943	$0.92
Granted	40	4.73	100	5.28
Forfeited/ Expired	(43)	0.71	(88)	1.3
Exercised	(4,284)	0.54	(6,964)	0.6
Outstanding at end of period	10,704	$1.32	14,991	$1.09
Exercisable at end of period	8,976	$1.26	11,702	$0.96

The Options outstanding as of December 31, 2025 had a weighted average exercise price of $1.32 (December 31, 2024: $1.09) and a weighted-average remaining contractual life of 6.0 years (December 31, 2024: 6.6 years).

The fair value of stock options vested, and the intrinsic value of stock options exercised are as follows:

	For the Year Ended
	December 31, 2025	December 31, 2024
Fair value of options vested	$1.51	$1.38
Intrinsic value of options exercised	$4.14	$4.11

D.	Restricted share units

The Company grants restricted share units to agents, employees, and other service providers under its stock-based payment arrangements. Each RSU entitles the holder to receive one Common Share upon vesting and may be settled in Common Shares or, at the Company’s discretion, in cash. RSUs are historically and expected to be equity-settled and therefore classified as equity awards.

RSUs are subject to service-based vesting conditions and, in certain cases, performance-based vesting conditions. Stock-based compensation expense for RSUs is recognized over the applicable vesting period based on the grant-date fair value of the award and the estimated number of RSUs expected to vest, with a corresponding increase to additional paid-in capital. RSUs that do not vest are forfeited.

Agent RSUs

The Company grants RSUs to agents through multiple stock-based payment arrangements that are designed to support agent retention, production, and engagement. Agent RSUs are subject to service-based vesting conditions and are forfeited if the applicable vesting conditions are not satisfied. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based on the grant-date fair value of the award and the estimated number of RSUs expected to vest, with a corresponding increase in additional paid-in capital.

Agent Purchase Program RSUs

Under the Company’s agent stock purchase program, (“Agent Purchase Program”), agents may acquire RSUs using a portion of their commissions that is withheld by the Company. RSUs acquired under this program are not subject to forfeiture and are settled after a year from the date of grant. Stock-based compensation expense related to these RSUs is recognized in the period in which the RSUs are granted and is classified within cost of sales, with a corresponding increase to equity.

Bonus RSUs Related to the Agent Purchase Program RSUs

As an incentive to participate in the Agent Purchase Program and remain with the Company following the purchase, the Company grants incentive-based RSUs (“Bonus RSUs”). Bonus RSUs vest one year from the grant date and are subject to forfeiture if the applicable service conditions are not satisfied. The number of Bonus RSUs granted is determined as a percentage of commissions withheld under the Agent Purchase Program, with the applicable percentage dependent on whether the agent has reached their contractual commission cap. Stock-based compensation expense related to Bonus RSUs is recognized over the vesting period and is classified within marketing expense.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

Production- and Service-Based Agent RSUs

The Company also grants RSUs to agents in connection with achieving specified production milestones, attracting and retaining productive agents, and making defined contributions to the Company’s agent community. These awards include, among others, production-based Elite awards, capping awards, attracting awards, and cultural or service-based awards. Such RSUs generally vest over a period of up to three years and are subject to forfeiture if vesting conditions are not met. Stock-based compensation expense related to these awards is recognized over the vesting period and is classified within marketing expense.

Employee RSUs

RSUs granted to full-time employees (“FTEs”) are generally subject to service-based vesting conditions and typically vest over a four-year period. Stock-based compensation expense related to employee RSUs is recognized over the vesting period and is classified within general and administrative, research and development, or marketing expense based on the employee’s functional department.

Performance-Based RSUs

The Company also grants performance-based RSUs that vest upon the achievement of specified performance conditions. Stock-based compensation expense for performance-based RSUs is recognized over the vesting period based on the grant date fair value of the award and the number of awards expected to vest, which is reassessed at each reporting period based on the probability that the performance conditions will be achieved. If it is determined that the performance conditions will not be met, previously recognized compensation expense is reversed. As of December 31, 2025, there are no performance-based RSUs outstanding.

Grants

During the year ended December 31, 2025, the Company granted RSU awards relating to approximately 20.0 million Common Shares with a weighted average grant date fair value of $4.28 per share. During the year ended December 31, 2024, the Company granted RSUs relating to approximately 17.8 million, with a weighted average grant date fair value of $4.26 per share.

RSU Activity

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plan. Once fully vested, awards are either settled in stock or the equivalent cash value, as determined at the Company’s discretion. RSUs are historically and expected to be equity-settled and therefore are classified as equity awards.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	20,022
Vested and Issued	(13,110)
Forfeited	(4,139)
Balance at, December 31, 2025	27,392

Stock-Based Compensation Expense

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the consolidated statement of loss.

	For the Year Ended
	2025			2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$43,685	$43,685	$-	$32,537	$32,537
Marketing Expenses – Agent Stock-Based Compensation	233	14,494	14,727	382	9,695	10,077
Marketing Expenses – FTE Stock-Based Compensation	-	160	160	2	27	29
Research and Development – FTE Stock-Based Compensation	3	1,155	1,158	24	925	949
General and Administrative – FTE Stock-Based Compensation	783	7,633	8,416	1,763	7,561	9,324
Total Stock-Based Compensation	$1,019	$67,127	$68,146	$2,171	$50,745	$52,916

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024